State Street SPDR SP Oil and Gas Exploration and Production ETF Annual Fund Operating Expenses - State Street SPDR SP Oil and Gas Exploration and Production ETF - State Street SPDR SP Oil and Gas Exploration and Production ETF
Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%